UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2886

                               DK Investors, Inc.
               (Exact name of registrant as specified in charter)

                        205 Lexington Avenue, 16th Floor
                          New York, New York 10016-6022
               (Address of principal executive offices) (Zip code)

                              Martin Mushkin, Esq.
                        Pomeranz, Gottlieb & Mushkin, LLC
                        205 Lexington Avenue, 16th Floor
                          New York, New York 10016-6022
                     (Name and address of agent for service)

                                 (212) 779-4233
                         Registrant's telephone number,
                               including area code

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Item 1. Reports to Stockholders.

                               DK INVESTORS, INC.

                        --------------------------------

                                  ANNUAL REPORT
                                      2003

                        --------------------------------

                               DK INVESTORS, INC.
                        205 Lexington Avenue, 16th Floor
                            New York, New York 10016
                                 (212) 779-4233

                               DK INVESTORS, INC.
                               205 Lexington Ave.
                             New York, NY 10016-6022

February 27, 2004

To Our Shareholders:

      This letter accompanies the Company's annual report for the period of January 1, 2003 through December 31, 2003.

      During 2003, the Company paid federally tax-exempt dividends of $.36 per share as contrasted with $.40 per share in the comparative period of 2002. At 2003 year end, Net Asset Value was $13.37 per share, as compared to $13.39 per share at December 31, 2002. During 2003, the Company realized Interest Income of $611,729 resulting in Net Investment Income (i.e., income after expenses) of $465,713. The Company had realized Interest Income in 2002 of $621,891 resulting in Net Investment Income of $477,292 in 2002. The Company had a Total Realized and Unrealized Loss on Investments in 2003 of $67,737 as compared to a Total Realized and Unrealized Gain on Investments in 2002 of $565,086. The 2003 results are very different from prior years and can only be understood in light of DK's decision to liquidate its portfolio in December, 2003.

      DK Investors is a closed-end managed investment Company which, until the end of 2003, invested solely in tax exempt municipal and state issued securities. At that time, the Company had assets of approximately $15,700,000. That was a very small amount of capital to maintain a viable closed end investment Company which invested only in tax exempt bonds given the administrative expenses which must be incurred to maintain the Company. In addition the Company had to replace its bonds as portfolio investments matured or were called. In the last few years the interest rate available on the municipal and state bonds in which the Company invested had dropped to a point where it had become more and more difficult for a small investment Company such as DK Investors, Inc. to invest and reinvest in highly rated bonds which would produce a yield sufficient to justify the administrative expenses which must be incurred to maintain a Company. The Board explored the alternative of finding a registered investment company merger partner with the same investment policy, but found that the costs which would be imposed on the Company in such a merger would not justify that alternative.

      At a special shareholders meeting called on December 17, 2003 the Company voted for two propositions: (1) to cease operating as an investment Company, to sell its assets, and distribute the net proceeds, and (2) to continue the corporate existence while looking for a party to purchase control and/or merge with the Company. The votes for, against and withheld appear on the chart below. As a result of the sales, Unrealized Gains and Losses were now realized. The Company distributed the net proceeds to its shareholders in a capital distribution of $13.19 per share on February 6, 2004 in cash pro rata to shareholders of record on January 30, 2004. At the conclusion of the distribution, the Company held approximately $152,000 in cash to cover anticipated expenses and had no other assets. The Company has no debts except current operating expenses. At the time of the noted distribution and as of the time of this filing, the Company has approximately 175 shareholders of record plus shareholders who hold shares in street name through broker-dealers and banks.

      The Company has filed an Application to Deregister as an Investment Company with the Securities and Exchange Commission. However, it intends to continue as periodic reporting Company under the Securities Exchange Act of 1934 while seeking a party to purchase control and/or merge with the Company.

                                Very truly yours,

                                /s/ Harry Nadler

                                Harry Nadler
                                Executive Vice President

--------------------------------------------------------------------------------
                                       For               Against         Abstain
Proposition 1                          760,504

Proposition 2                          752,385           1,220           6,899

                                DK INVESTORS INC.

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2003

To the Shareholders and Board of Directors
DK Investors Inc.

We have examined the statements of assets and liabilities of DK Investors Inc. including the portfolio of investments as of December 31, 2003 and 2002 and the related statements of operations and changes in net assets for the years then ended and supplementary information for the five years then ended. Our examination was made in accordance with generally accepted auditing standards, and accordingly included such tests of the accounting records and such other auditing procedures as we considered necessary in the circumstances, including confirmation of securities owned at December 31, 2003 by correspondence with the custodian.

In our opinion, the financial statements referred to above present fairly the net assets of DK Investors Inc. at December 31, 2003 and 2002 and the results of its operations and the changes in its net assets for the years then ended, in conformity with generally accepted accounting principles applied on a consistent basis. Also, in our opinion, the supplementary information for the five years ended December 31, 2003 is fairly stated in all respects material in relation to the financial statements taken as a whole.

                                                 CUMMINGS & CARROLL, P.C.

                                                 /s/ Cummings & Carroll P.C.

                                                 Certified Public Accountants

February 16, 2004
Great Neck, New York

                                DK INVESTORS INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  DECEMBER 31,

                                     ASSETS

                                                             2003           2002
                                                             ----           ----

Tax free money market fund                           $  6,186,797   $    406,520
Receivable for securities sold                          9,474,141             --
Investments in securities at market
     (identified cost - 2003 $0;
     2002 $14,783,699)                                         --     15,739,917
Accrued interest receivable                               140,603        209,697

Deferred charges                                           36,238            886
                                                     ------------   ------------

Total Assets                                         $ 15,837,779   $ 16,357,020
                                                     ============   ============

                                   LIABILITIES

Payable for securities purchased                     $         --   $    507,715
Accrued expenses                                            3,250          1,250
Dividends payable
     (2003- January 9, 2004
     2002 - January 13, 2003                              117,571        105,815
                                                     ------------   ------------

Total Liabilities                                         120,821        614,780
                                                     ------------   ------------

Net assets
     (equivalent to $13.37 and $13.39 per share
     respectively, based on 1,175,664 shares
     capital stock outstanding)                      $ 15,716,958   $ 15,742,240
                                                     ============   ============

See notes to financial statements.

                                DK INVESTORS INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                               2003            2002
                                                               ----            ----

INVESTMENT ACTIVITIES

   Net investment income                               $    465,713    $    477,292

   Realized and unrealized gain (loss) on investments       (67,737)        565,086

   Distributions to shareholders                           (423,258)       (470,287)
                                                       ------------    ------------

Increase (decrease) in net assets                           (25,282)        572,091

NET ASSETS

   Beginning of year                                     15,742,240      15,170,149
                                                       ------------    ------------

   End of year                                         $ 15,716,958    $ 15,742,240
                                                       ============    ============

See notes to financial statements.

                                DK INVESTORS INC.
                            STATEMENTS OF OPERATIONS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                   2003            2002
                                                                   ----            ----
Income
   Interest - municipal obligations
   (Less amortization of premiums
   2003 $112,973; 2002 $134,526)                           $    611,729    $    621,891
                                                           ------------    ------------

Expenses
   Investment advisory fee                                       46,042          45,237
   Shareholder servicing costs, including
      transfer agent and dividend disbursing
      agent fees and expense                                      7,337           6,451
   Reports to shareholders                                        9,050          18,626
   Legal fees                                                    31,544          25,935
   Auditing fees                                                 13,000          13,000
   Directors fees                                                11,000          11,500
   Insurance                                                     25,188          20,989
   Miscellaneous                                                  2,855           2,861
                                                           ------------    ------------
                                                                146,016         144,599
                                                           ------------    ------------

Net investment income                                      $    465,713    $    477,292
                                                           ============    ============

Realized and Unrealized Gain (loss) on Investments

   Realized gain (loss) from sale of securities
      (excluding short-term securities)

   Proceeds from sales                                     $ 17,091,610    $  2,771,012
   Cost of securities sold                                   16,203,129       2,782,175
                                                           ------------    ------------

         Realized gain (loss)                                   888,481         (11,163)
                                                           ------------    ------------

   Unrealized appreciation (depreciation of investments)

   Beginning of period                                          956,218         379,969

   End of period                                                     --         956,218
                                                           ------------    ------------

         Increase (decrease) in unrealized appreciation        (956,218)        576,249
                                                           ------------    ------------

Total Realized and Unrealized Gain (loss) on Investments   $    (67,737)   $    565,086
                                                           ============    ============

See notes to financial statements.

Note 1 - Summary of Significant Accounting Policies

      The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end, management investment company. The significant accounting policies followed by the Company are summarized as follows:

a.    Security Valuation

      Investments in securities were valued at the bid price by Wells Fargo Bank, N.A.

b.    Federal Income Taxes

      The Company qualifies under Subchapter M of the Internal Revenue Code as a "regulated investment company" for federal income tax purposes, investing all of its assets in tax-exempt state and local obligations. The Company intends to distribute all of its net investment income to its stockholders. The Company will be relieved of federal income taxes on such income, and dividends so distributed will be tax-free to shareholders.

c.    Income and Expense Recognition

      Interest income and related expenses are recognized on the accrual basis. Amortization of bond premium calculated by the straight-line method is charged against interest income over the term of the bond.

d.    Other

      As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distribution to shareholders are recorded on the ex-dividend date. Each expense accounting for 5 per cent of total expense is separately reported.

e.    Proceeds from Sales

      Proceeds from sales include Sales of securities, Maturing securities and Called securities.

Note 2 - Purchases and Sales of Securities

      During the period ended December 31, 2003, purchases and sales of securities other than short-term were $1,532,000 and $17,092,000, respectively. The December 31, 2003 purchases do not include a $507,000 purchase that was reported in the company's annual financial statement for the year-end 2002. That trade was disclosed in the company's semi-annual NSAR filing for the period ended December 31, 2003, as the trade settlement date was January 6, 2003. The December 31, 2003 sales include $9,474,000 in sales made on December 29 and December 30, 2003 that did not settle until January 2 and January 5,

      2004. Those sales will be disclosed in the company's annual N-SAR filing for the period ended December 31, 2004. During the period ended December 31, 2002, purchases and sales of securities other than short-term were $3,037,000 and $2,771,000, respectively.

Note 3 - Investment Advisory Fee

      The Company's agreement with Wells Fargo Bank, N.A. for investment management and advisory services calls for an annual fee of 3/10ths of 1% of the average portfolio for the first $15 million and .25% thereafter. The fees for the year ended December 31, 2003 and December 31, 2002 amounted to $46,042 and $45,237, respectively.

Note 4 - Distributions

      Distributions to shareholders for 2003 were $423,258 or $.3600 per share. Distributions include $416,090 or $.3539 on account of 2003 and $7,168 or $.0061 as a supplemental distribution for 2002. Undistributed income for 2003 is $49,623 or $.0421 per share.

Note 5 - Contingent Liabilities

      In the opinion of management and outside counsel, there are no other significant legal or other matters pending.

Note 6 - Subsequent Event

      On December 17, 2003, at a special meeting of shareholders, the shareholders adopted two proposals. The proposals were as follows:

      PROPOSAL NO. 1: ADOPTION OF A PLAN TO SELL THE ASSETS OF THE FUND AND DISTRIBUTE THE NET PROCEEDS OF THE SALE TO THE SHAREHOLDERS IN LIQUIDATION OF THE FUND.

      The assets of the fund have been converted to cash and the Board of Directors authorized a capital distribution of $13.19 per share. This distribution was made on February 6, 2004 to shareholders of record January 31, 2004.

      PROPOSAL NO. 2: ADOPTION OF A RESOLUTION TO MAINTAIN THE EXISTENCE OF THE COPORATION AS A SHELL UNTIL SUCH TIME AS: 1) THE DIRECTORS ARE ABLE TO RECOMMEND THAT THE CORPORATION ACQUIRE ANOTHER BUSINESS AND/OR NEW CAPITAL; OR 2) UNTIL THE BOARD OF DIRECTORS DETERMINES TO DISSOLVE THE CORPORATION.

      The fund has retained approximately $150,000 to cover outstanding bills and anticipated expenses of carrying out Proposal No. 2. As of the date of this report, Proposal No. 2 is ongoing.

Note 7 - Supplementary Information

      Per share income and capital changes (for a share outstanding throughout the period ended):

                                          2003        2002        2001        2000        1999
                                          ----        ----        ----        ----        ----

Investment income                      $   .52     $   .53     $   .59     $   .66     $   .70
Expenses                                   .12         .12         .13         .12         .12
                                       -------     -------     -------     -------     -------

Net investment income                      .40         .41         .46         .54         .58

Distribution to Shareholders              (.36)       (.40)       (.49)       (.51)       (.59)

Net realized and unrealized gain
(loss) on investments                     (.06)        .48         .05         .33        (.46)
                                       -------     -------     -------     -------     -------

Net increase (decrease) in asset
value                                  $  (.02)    $   .49     $   .02     $   .36     $  (.47)
                                       =======     =======     =======     =======     =======

Net assets value per share at end of
year                                   $ 13.37     $ 13.39     $ 12.90     $ 12.89     $ 12.53
                                       =======     =======     =======     =======     =======

Ratio of expenses to average net
assets                                     .94%        .93%        .98%        .91%        .94%

Ratio of net investment income to
average net assets                         3.0%        3.1%        3.6%        4.2%        4.5%

Portfolio turnover(see Note 6)           111.2%       18.3%       21.8%       18.5%       26.8%

      Number of shares outstanding during the entire period was 1,175,664.

DK INVESTORS, INC.

OFFICES:            205 Lexington Avenue, 16th Floor
                    New York, New York 10016
                    (212) 779-4233

OFFICERS:           Harry Nadler                        Executive Vice President
                    Martin Mushkin                      Secretary

DIRECTORS:          Harry Nadler                        Chairman
                    Angelo J.  Balafas
                    Andrew Brucker, Esq
                    Joseph Kell
                    Thomas B.  Schulhof
                    Francine Yellon

LEGAL COUNSEL:      POMERANZ GOTTLIEB & MUSHKIN, LLC
                    205 Lexington Avenue, 16th Floor
                    New York, New York 10016

AUDITORS:           CUMMINGS & CARROLL, P.C.
                    175 Great Neck Road
                    Great Neck, New York 11021

INVESTMENT
  ADVISORS:          Wells Fargo Private Client Services
                     Division of Wells Fargo Bank, N.A.
                     301 University Ave.     Ste.  301
                     Palo Alto, CA 94301

TRANSFER AGENT
  AND REGISTRAR:    American Stock Transfer & Trust Co.
                    40 Wall Street, 46th Floor
                    New York, New York 10005

CUSTODIAN:          Wells Fargo Bank

DK INVESTORS, INC. IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, CLOSED END MANAGEMENT COMPANY. COPIES OF THE COMPANY'S ANNUAL REPORT AND JUNE 2003 SEMI-ANNUAL REPORT ARE AVAILABLE TO REGISTERED STOCKHOLDERS UPON WRITTEN REQUEST TO THE SECRETARY AT THE ABOVE ADDRESS.

Item 2. Code of Ethics.

The registrant has adopted a Code of Ethics. A copy of the registrant's code of ethics will be supplied to any person, without charge, upon request made by letter sent to the Secretary of the registrant at registrant's place of business.

Item 3. Audit Committee Financial Expert

The registrant does not have an audit committee financial expert, nor does it have an audit committee.

The Board of Directors acts as the audit committee of the registrant. The Board meets with the partner of the accounting firm, which audits the accounts of the Registrant at almost every one of its quarterly meetings. A majority of the Board are independent directors. No member of the board has been designated an audit committee financial expert. The board does not deem it necessary to establish a formal audit committee of the board, nor to designate any member as an audit committee expert because the registrant has had multi-level controls of its accounting for many years, and its activities follow a narrow pattern.

Until December, 2003, the registrant's investment policy required that all of its capital be invested in tax exempt municipal and state securities and that its income be distributed to its shareholders quarterly. All of its investments were selected and executed by its investment advisor, acting with discretion. Copies of securities confirmations were sent simultaneously to the registrant, its accountant and its auditors. The Executive Vice President, who is also the chief financial officer, signed off on each transaction from time to time. The registrant's bookkeeper is independent of both the registrant and the registrant's auditors, and does not have a financial interest in the registrant.

The registrant's accountants have been approved by the board of directors of the registrant annually and their selection ratified by a vote of the shareholders at the annual meeting of the registrant. Since June 2001, the independent investment advisor has been Wells Fargo Private Client Services, a division of Well Fargo Bank, N.A. No employee of Wells Fargo who has advised the registrant has been known to the registrant to have any financial interest in the registrant other than through his or her employment by Wells Fargo. The Wells Fargo personnel who advise the registrant do not have any personal relationships with the registrant, its directors, officers, or its principals. In December, 2003, the shareholders of the registrant voted to sell its portfolio and distribute substantially all of the net proceeds to the shareholders. At the present time, the assets of the registrant consisted of less than approximately $135,000 in cash, and the registrant has no significant debts outstanding. Consequently, the need for investment advice is de minimus.

For many years the expenditure of funds has been subject to oversight at several levels. All funds were under the direct control of Wells Fargo. No disbursements could be made without the signature of two officers. No disbursements were made without an invoice being attached to a copy of the disbursement requisition and a copy thereof sent to the registrant's accountant and its auditors at the end of each quarter.

The directors serve without compensation except for fees for attending directors' meetings. The officers serve without compensation except to the extent that the Secretary of the firm is paid by his law firm, which is counsel to the registrant.

Under the circumstances, the formation of an independent audit committee and the designation of an audit committee financial expert would add unnecessary cost and would not meaningfully add to the oversight of the registrant's finances.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

The aggregate fees billed by Cummings & Carroll, P.C. for professional services rendered for the audits of the financial statements, or for services that are normally provided in connection with statutory and regulatory filings or engagements, were $12,000 for the year ended December 31, 2002, and $12,000 for the year ended December 31, 2003.

(b) Audit-Related Fees.

There were no fees billed to registrant for each of the last two fiscal years for assurance and related services that were reasonably related to the performance of registrant's audit and of registrant's financial statements and which were not reported under paragraph (a) of this Item for the years ended December 31, 2002 and December 31, 2003, respectively.

(c) Tax Fees.

The aggregate tax fees Cummings & Carroll, P.C. billed to registrant for each of the last two fiscal years for professional services for tax compliance, tax advice, and tax planning, were $1,000 and $1,000 for the years ended December 31, 2002 and December 31, 2003, respectively. The nature of the services comprising the fees disclosed under this category were for tax compliance.

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by Cummings & Carroll, P.C, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $7,215 for the years ended December 31, 2002 and December 31, 2003, respectively.

The nature of the services comprising the fees disclosed under this category were for tax advice, tax planning and assistance in preparation of proxy materials regarding the liquidation of the Company and final distribution to the stockholders.

(e)   (1)   The registrant does not have an audit committee.

      (2) The non-audit services of the accountants were approved by the Board prior to their being rendered or prior to their completion.

(f) All work on the registrant's financial statements for the most recent fiscal year was attributed to work performed by persons who were the accountant's full-time, permanent employees.

(g) The registrant's accountants did not render any services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(h) The registrant's accountants did not render any services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Close-End Management Investment Companies.

Not applicable. The registrant invested solely in non-voting securities, and presently holds its assets in a money market fund.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's Executive Vice President has determined that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported by the filing date, and that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.3a-3(d))that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 10. Exhibits.

(b) Certifications pursuant to Rule 30a-2(a) under the Act and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DK Investors, Inc.

     By:    /s/ Harry Nadler
            -----------------------------------------
            Harry Nadler, Principal Executive Officer
            Harry Nadler, Principal Financial Officer
            (Signature)   (Title)

     Date:  March 2, 2004
            --------------------
            (Date)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By:    /s/ Harry Nadler
            -----------------------------------------
            Harry Nadler, Principal Executive Officer
            Harry Nadler, Principal Financial Officer
             (Signature)      (Title)

     Date:  March 2, 2004
            --------------------
            (Date)